UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Bond Fund, Inc.

Portfolio of Investments

December 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 48.1%
Australia - 1.8%
Australia Government Bond
Series 142
4.25%, 4/21/26 (a)	AUD	97,300	$79,437,890
Series 144
3.75%, 4/21/37 (a)		8,750	6,668,559

			86,106,449

Belgium - 0.8%
Belgium Government Bond
Series 61
4.25%, 9/28/21 (a)	EUR	18,730	25,051,907
Series 71
3.75%, 6/22/45 (a)		2,300	3,446,600
Series 75
1.00%, 6/22/31 (a)		7,115	7,069,226

			35,567,733

Brazil - 1.0%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	4,263	2,513,696
Series F
10.00%, 1/01/17-1/01/25		187,539	36,826,081
Series NTNB
6.00%, 5/15/55		9,109	5,374,059

			44,713,836

France - 0.7%
France Government Bond OAT
0.50%, 5/25/25 (a)	EUR	14,600	15,287,548
2.50%, 5/25/30 (a)		7,825	9,626,561
3.25%, 10/25/21-5/25/45 (a)		6,420	8,568,395

			33,482,504

Germany - 3.7%
Bundesobligation
Series 169
0.50%, 4/12/19 (a)		17,250	19,209,305
Bundesrepublik Deutschland
1.00%, 8/15/25 (a)		105,735	118,853,548
Series 00
5.50%, 1/04/31 (a)		12,025	21,064,398
6.25%, 1/04/30 (a)		7,970	14,655,214

			173,782,465

Ireland - 2.7%
Ireland Government Bond
2.40%, 5/15/30 (a)		16,648	19,753,803
3.40%, 3/18/24 (a)		20,300	26,253,502
5.40%, 3/13/25		54,696	81,334,415

			127,341,720

	Principal Amount (000)		U.S. $ Value
Italy - 3.2%
Italy Buoni Poliennali Del Tesoro
4.00%, 9/01/20	EUR	1,870	2,352,988
4.25%, 9/01/19		6,710	8,321,240
4.75%, 5/01/17		4,755	5,492,532
5.00%, 8/01/34 (a)		22,830	34,790,080
5.50%, 11/01/22		70,560	98,817,909

			149,774,749

Japan - 7.3%
Japan Government Thirty Year Bond
Series 44
1.70%, 9/20/44	JPY	713,200	6,562,069
Japan Government Twenty Year Bond
Series 150
1.40%, 9/20/34		6,281,600	56,776,633
Japan Government Two Year Bond
Series 346
0.10%, 11/15/16		32,954,550	274,499,242

			337,837,944

Mexico - 1.5%
Mexican Bonos
Series M 20
10.00%, 12/05/24	MXN	954,810	69,741,379

Netherlands - 3.5%
Netherlands Government Bond
0.25%, 7/15/25 (a)	EUR	102,973	106,345,766
1.75%, 7/15/23 (a)		17,150	20,439,586
2.50%, 1/15/33 (a)		16,725	21,400,261
2.75%, 1/15/47 (a)		4,100	5,707,279
7.50%, 1/15/23		5,750	9,356,503

			163,249,395

Portugal - 0.8%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (a)		31,304	35,034,499

Singapore - 0.6%
Singapore Government Bond
3.00%, 9/01/24	SGD	36,000	26,278,299

Spain - 0.9%
Spain Government Bond
4.20%, 1/31/37 (a)	EUR	7,800	10,419,498
4.70%, 7/30/41 (a)		21,779	31,258,477

			41,677,975

	Principal Amount (000)		U.S. $ Value
Sweden - 0.2%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	75,000	10,491,444

United Kingdom - 6.7%
United Kingdom Gilt
1.75%, 9/07/22 (a)	GBP	69,060	102,615,895
3.25%, 1/22/44 (a)		1,300	2,133,039
4.25%, 12/07/40 (a)		39,300	74,847,826
5.00%, 3/07/25 (a)		70,730	132,140,954

			311,737,714

United States - 12.7%
U.S. Treasury Bonds
2.875%, 5/15/43 (b)	U.S.$	25,920	25,272,000
2.875%, 8/15/45		300	291,363
3.00%, 11/15/44-11/15/45		44,855	44,711,903
3.125%, 8/15/44		185	189,069
3.625%, 8/15/43-2/15/44		29,740	33,492,561
4.625%, 2/15/40 (b)		10,240	13,337,999
U.S. Treasury Notes
1.375%, 9/30/20-10/31/20		117,240	115,193,305
1.625%, 11/30/20-8/15/22		103,110	101,570,228
1.75%, 9/30/22		34,560	33,874,191
1.875%, 8/31/22-10/31/22		79,955	78,994,760
2.00%, 11/15/21-11/30/22		47,280	47,131,872
2.125%, 6/30/21		32,535	32,944,225
2.25%, 3/31/21 (b)		54,169	55,269,281
2.25%, 11/15/25		445	444,009
2.75%, 2/15/24		10,100	10,520,180

			593,236,946

Total Governments - Treasuries (cost $2,273,579,042)			2,240,055,051

CORPORATES - INVESTMENT GRADE - 20.5%
Industrial - 12.2%
Basic - 1.1%
Agrium, Inc.
3.375%, 3/15/25		105	95,797
Barrick Gold Corp.
4.10%, 5/01/23		78	66,913
Barrick North America Finance LLC
4.40%, 5/30/21		4,919	4,416,923
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		15	14,090
Braskem Finance Ltd.
6.45%, 2/03/24		6,485	5,577,100
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24		270	267,400
CF Industries, Inc.
4.95%, 6/01/43		60	51,016
7.125%, 5/01/20		125	141,052
Dow Chemical Co. (The)
7.375%, 11/01/29		1,295	1,599,388
8.55%, 5/15/19		3,000	3,535,947

	Principal Amount (000)		U.S. $ Value
Eastman Chemical Co.
3.80%, 3/15/25	U.S.$	200	193,687
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		460	296,700
Freeport-McMoRan, Inc.
2.30%, 11/14/17		2,189	1,866,123
3.55%, 3/01/22		340	197,200
5.45%, 3/15/43		38	19,760
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		167	184,211
Glencore Finance Europe SA
3.375%, 9/30/20 (a)	EUR	1,555	1,391,156
Glencore Funding LLC
2.125%, 4/16/18 (a)	U.S.$	2,939	2,611,734
4.00%, 4/16/25 (a)		4,075	2,832,125
International Paper Co.
3.65%, 6/15/24		416	406,870
3.80%, 1/15/26		5,306	5,227,710
5.15%, 5/15/46		397	377,699
LyondellBasell Industries NV
5.75%, 4/15/24		4,900	5,398,256
6.00%, 11/15/21		200	224,497
Minsur SA
6.25%, 2/07/24 (a)		1,907	1,756,147
Monsanto Co.
3.375%, 7/15/24		285	271,720
Mosaic Co. (The)
5.625%, 11/15/43		3,238	3,103,613
Rio Tinto Finance USA Ltd.
3.75%, 9/20/21-6/15/25		8,538	7,760,020
Rio Tinto Finance USA PLC
3.50%, 3/22/22		260	245,068
Weyerhaeuser Co.
4.625%, 9/15/23		165	171,603

			50,301,525

Capital Goods - 0.8%
BAE Systems Holdings, Inc.
3.80%, 10/07/24 (a)		7,623	7,580,006
DH Europe Finance SA
1.70%, 1/04/22	EUR	4,450	4,956,890
Embraer SA
5.15%, 6/15/22	U.S.$	340	329,800
General Electric Capital Corp.
4.65%, 10/17/21		197	218,112
5.875%, 1/14/38		69	84,426
Series G
6.875%, 1/10/39		175	238,538
General Electric Co.
Series B
4.10%, 12/15/22 (c)		3,210	3,201,975
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		8,945	4,740,850
5.25%, 6/27/29 (a)		2,996	1,445,570

	Principal Amount (000)		U.S. $ Value
Owens Corning
6.50%, 12/01/16 (d)	U.S.$	169	173,888
7.00%, 12/01/36 (d)		85	93,183
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,625,987
5.50%, 9/15/19		15	16,503
Yamana Gold, Inc.
4.95%, 7/15/24		6,851	5,809,532

			36,515,260

Communications - Media - 1.5%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,768	1,742,226
CBS Corp.
3.375%, 3/01/22		80	79,113
3.50%, 1/15/25		5,450	5,195,654
4.90%, 8/15/44		100	90,992
5.75%, 4/15/20		208	229,826
CCO Safari II LLC
3.579%, 7/23/20 (a)		4,300	4,274,239
4.908%, 7/23/25 (a)		4,505	4,500,617
6.484%, 10/23/45 (a)		300	300,492
Comcast Corp.
4.25%, 1/15/33		350	343,919
5.15%, 3/01/20		270	301,679
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,794	2,461,276
4.50%, 6/30/43 (a)		160	116,995
Discovery Communications LLC
3.45%, 3/15/25		3,787	3,428,303
4.875%, 4/01/43		130	107,005
Grupo Televisa SAB
4.625%, 1/30/26		200	197,612
Mcgraw Hill Financial, Inc.
4.40%, 2/15/26		7,550	7,724,873
Moody’s Corp.
2.75%, 7/15/19		173	174,465
Myriad International Holdings BV
6.00%, 7/18/20 (a)		5,287	5,607,429
RELX Capital, Inc.
8.625%, 1/15/19		30	34,988
Sky Group Finance PLC
5.75%, 10/20/17 (a)	GBP	3,977	6,267,374
Time Warner Cable, Inc.
4.50%, 9/15/42	U.S.$	100	78,478
5.25%, 7/15/42	GBP	1,600	2,069,965
6.55%, 5/01/37	U.S.$	105	106,258
Time Warner, Inc.
3.55%, 6/01/24		6,274	6,156,325
3.60%, 7/15/25		4,350	4,234,634
7.625%, 4/15/31		1,896	2,346,017
Viacom, Inc.
3.875%, 12/15/21-4/01/24		10,047	9,427,369
5.25%, 4/01/44		98	80,860
5.625%, 9/15/19		10	10,799

			67,689,782

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 1.5%
America Movil SAB de CV
4.375%, 7/16/42	U.S.$	200	176,651
5.00%, 3/30/20		700	759,592
American Tower Corp.
4.70%, 3/15/22		4,000	4,204,104
5.05%, 9/01/20		5,800	6,261,489
AT&T, Inc.
3.00%, 6/30/22		410	400,168
3.40%, 5/15/25		780	749,650
4.45%, 5/15/21		4,749	5,054,617
4.75%, 5/15/46		105	96,138
4.875%, 6/01/44	GBP	1,700	2,535,838
5.80%, 2/15/19	U.S.$	2,937	3,240,248
6.45%, 6/15/34		120	134,427
Bell Canada
5.00%, 2/15/17 (a)	CAD	5,900	4,422,548
British Telecommunications PLC
9.625%, 12/15/30 (e)	U.S.$	3,207	4,679,510
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		1,358	1,366,587
3.95%, 1/15/25		6,100	6,013,441
4.45%, 4/01/24		4,900	5,032,751
5.15%, 3/15/42		125	116,542
Empresa Nacional de Telecomunicaciones SA
4.875%, 10/30/24 (a)		4,969	4,770,538
Orange SA
5.375%, 1/13/42		95	98,175
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	3,835,622
4.10%, 10/01/23	U.S.$	495	510,036
Telefonica Emisiones SAU
7.045%, 6/20/36		95	114,166
Verizon Communications, Inc.
3.85%, 11/01/42		255	208,433
4.272%, 1/15/36		7,365	6,649,107
6.25%, 4/01/37		235	263,800
6.55%, 9/15/43		6,856	8,139,512
7.35%, 4/01/39		25	30,987
Vodafone Group PLC
4.375%, 2/19/43		110	90,674
6.15%, 2/27/37		30	29,604

			69,984,955

Consumer Cyclical - Automotive - 0.8%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		11,213	11,011,278
5.00%, 5/15/18		5,405	5,677,385
5.875%, 8/02/21		3,914	4,364,642
General Motors Co.
3.50%, 10/02/18		245	247,460
4.875%, 10/02/23		295	301,684

	Principal Amount (000)		U.S. $ Value
General Motors Financial Co., Inc.
3.25%, 5/15/18	U.S.$	11,210	11,266,117
4.00%, 1/15/25		124	117,646
4.30%, 7/13/25		150	145,454
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)		4,000	4,438,720

			37,570,386

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
2.50%, 3/01/18		40	39,831
4.25%, 3/01/22		3,300	3,321,625

			3,361,456

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
2.10%, 12/07/18		71	71,046

Consumer Cyclical - Retailers - 0.4%
Advance Auto Parts, Inc.
4.50%, 12/01/23		210	214,122
Dollar General Corp.
4.15%, 11/01/25		186	184,774
Gap, Inc. (The)
5.95%, 4/12/21		255	269,762
Kohl’s Corp.
4.25%, 7/17/25		6,280	6,123,930
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		4,148	4,084,498
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21		9,079	8,904,002

			19,781,088

Consumer Non-Cyclical - 2.6%
AbbVie, Inc.
1.75%, 11/06/17		10	9,981
2.50%, 5/14/20		2,867	2,838,175
2.90%, 11/06/22		300	290,231
3.60%, 5/14/25		8,360	8,250,777
Actavis Funding SCS
3.00%, 3/12/20		210	209,833
3.80%, 3/15/25		5,571	5,542,549
4.75%, 3/15/45		130	126,756
Agilent Technologies, Inc.
5.00%, 7/15/20		1,040	1,117,320
Ahold Finance USA LLC
6.875%, 5/01/29		5,029	6,164,553
Altria Group, Inc.
2.625%, 1/14/20		7,700	7,714,299
2.85%, 8/09/22		390	380,204
9.25%, 8/06/19		400	489,592
Amgen, Inc.
4.40%, 5/01/45		315	291,854
Anheuser-Busch InBev Finance, Inc.
4.00%, 1/17/43		140	126,076
Baxalta, Inc.
5.25%, 6/23/45 (a)		4,300	4,314,504

	Principal Amount (000)		U.S. $ Value
Becton Dickinson and Co.
2.675%, 12/15/19	U.S.$	3,152	3,169,159
3.734%, 12/15/24		2,281	2,300,448
Biogen, Inc.
2.90%, 9/15/20		4,150	4,139,090
3.625%, 9/15/22		153	154,695
4.05%, 9/15/25		150	150,681
Bunge Ltd. Finance Corp.
3.50%, 11/24/20		174	173,031
8.50%, 6/15/19		9,015	10,433,781
Celgene Corp.
3.625%, 5/15/24		190	186,865
3.875%, 8/15/25		4,450	4,431,977
ConAgra Foods, Inc.
1.90%, 1/25/18		480	477,337
Express Scripts Holding Co.
4.75%, 11/15/21		140	150,116
Forest Laboratories LLC
4.375%, 2/01/19 (a)		230	240,942
Gilead Sciences, Inc.
3.65%, 3/01/26		8,591	8,663,843
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		275	267,269
Imperial Tobacco Finance PLC
2.95%, 7/21/20 (a)		250	250,490
JM Smucker Co. (The)
2.50%, 3/15/20		91	90,352
3.00%, 3/15/22		155	154,218
Kraft Foods Group, Inc.
3.50%, 6/06/22		1,005	1,016,001
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		6,300	6,283,708
3.50%, 7/15/22 (a)		5,351	5,387,895
Laboratory Corp. of America Holdings
2.20%, 8/23/17		1,604	1,609,648
3.60%, 2/01/25		100	96,493
Medtronic, Inc.
2.50%, 3/15/20		5,079	5,115,035
3.15%, 3/15/22		300	303,275
Mylan NV
3.75%, 12/15/20 (a)		245	245,257
Perrigo Finance PLC
3.50%, 12/15/21		826	802,863
Reynolds American, Inc.
3.25%, 11/01/22		3,339	3,301,506
3.75%, 5/20/23		4,100	4,090,595
4.00%, 6/12/22		106	110,196
4.45%, 6/12/25		8,570	8,962,772
5.85%, 8/15/45		2,887	3,209,593
Tyson Foods, Inc.
2.65%, 8/15/19		49	49,027
3.95%, 8/15/24		5,381	5,524,721
4.50%, 6/15/22		16	17,030
Whole Foods Market, Inc.
5.20%, 12/03/25 (a)		100	99,852
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		205	202,424
3.55%, 4/01/25		330	320,668

			120,049,557

	Principal Amount (000)		U.S. $ Value
Energy - 2.1%
Anadarko Petroleum Corp.
5.95%, 9/15/16	U.S.$	1,913	1,965,717
6.20%, 3/15/40		115	105,805
Apache Corp.
4.25%, 1/15/44		215	168,313
6.90%, 9/15/18		2,700	2,966,274
Boardwalk Pipelines LP
4.95%, 12/15/24		100	86,953
Canadian Natural Resources Ltd.
3.90%, 2/01/25		295	257,389
Cenovus Energy, Inc.
5.70%, 10/15/19		545	571,171
Cimarex Energy Co.
4.375%, 6/01/24		1,220	1,082,323
Columbia Pipeline Group, Inc.
4.50%, 6/01/25 (a)		250	226,560
Devon Energy Corp.
3.25%, 5/15/22		270	229,510
5.00%, 6/15/45		6,300	4,774,789
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		85	51,602
Enbridge Energy Partners LP
4.375%, 10/15/20		100	97,580
Encana Corp.
3.90%, 11/15/21		315	260,008
Energy Transfer Partners LP
4.65%, 6/01/21		2,850	2,675,711
4.90%, 2/01/24		2,700	2,406,915
EnLink Midstream Partners LP
4.15%, 6/01/25		10,425	8,018,013
5.05%, 4/01/45		120	74,410
Ensco PLC
5.20%, 3/15/25		210	149,451
Enterprise Products Operating LLC
3.70%, 2/15/26		135	121,095
4.90%, 5/15/46		105	85,805
5.10%, 2/15/45		7,525	6,303,226
5.20%, 9/01/20		450	471,963
Halliburton Co.
3.375%, 11/15/22		5,830	5,737,501
5.00%, 11/15/45		5,580	5,516,070
Hess Corp.
7.875%, 10/01/29		160	174,775
8.125%, 2/15/19		6,125	6,941,928
Husky Energy, Inc.
3.95%, 4/15/22		115	106,598
4.00%, 4/15/24		133	121,726
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		325	300,454
3.95%, 9/01/22		226	196,737
Kinder Morgan, Inc./DE
2.25%, 3/16/27	EUR	1,692	1,318,406
5.00%, 2/15/21 (a)	U.S.$	3,100	2,946,522

	Principal Amount (000)		U.S. $ Value
Marathon Oil Corp.
3.85%, 6/01/25	U.S.$	110	88,533
6.80%, 3/15/32		80	72,147
Marathon Petroleum Corp.
5.125%, 3/01/21		290	304,380
Noble Energy, Inc.
3.90%, 11/15/24		137	121,933
5.625%, 5/01/21		253	247,481
8.25%, 3/01/19		6,010	6,721,554
Noble Holding International Ltd.
4.00%, 3/16/18		105	95,079
ONEOK Partners LP
3.80%, 3/15/20 (f)		2,961	2,814,505
4.90%, 3/15/25		145	122,124
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		7,643	6,131,474
4.65%, 10/15/25		150	130,943
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		350	378,171
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)		11,340	11,266,392
3.00%, 12/21/20 (a)		200	197,416
3.625%, 12/21/22 (a)		200	197,565
Southwestern Energy Co.
4.10%, 3/15/22		2,130	1,339,685
Spectra Energy Partners LP
3.50%, 3/15/25		260	227,420
4.60%, 6/15/21		330	333,074
Suncor Energy, Inc.
6.50%, 6/15/38		76	81,318
TransCanada PipeLines Ltd.
3.80%, 10/01/20		485	494,696
6.35%, 5/15/67		15	11,325
Valero Energy Corp.
6.125%, 2/01/20		20	22,056
6.625%, 6/15/37		200	201,084
Western Gas Partners LP
3.95%, 6/01/25		210	176,239
Williams Partners LP
3.90%, 1/15/25		4,098	3,079,446
4.00%, 11/15/21		2,603	2,171,100
4.125%, 11/15/20		460	410,680
4.50%, 11/15/23		4,200	3,399,476
Williams Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		3,126	2,504,676

			99,853,272

Services - 0.0%
Visa, Inc.
2.80%, 12/14/22		250	251,033

Technology - 0.7%
Apple, Inc.
2.85%, 5/06/21		290	296,989
3.45%, 2/09/45		120	103,315

	Principal Amount (000)		U.S. $ Value
Fidelity National Information Services, Inc.
3.875%, 6/05/24	U.S.$	250	241,301
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)		350	348,658
4.90%, 10/15/25 (a)		8,700	8,531,342
HP, Inc.
4.65%, 12/09/21		6,560	6,535,190
Intel Corp.
3.70%, 7/29/25		300	310,307
KLA-Tencor Corp.
4.65%, 11/01/24		5,071	5,102,207
Lam Research Corp.
2.75%, 3/15/20		260	251,437
Motorola Solutions, Inc.
3.75%, 5/15/22		250	229,043
Oracle Corp.
5.375%, 7/15/40		150	166,867
Seagate HDD Cayman
4.75%, 1/01/25		4,761	3,964,499
4.875%, 6/01/27 (a)		105	80,573
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,337	5,422,371
Total System Services, Inc.
2.375%, 6/01/18		20	19,792
Tyco Electronics Group SA
3.45%, 8/01/24		255	253,829
Xerox Corp.
2.80%, 5/15/20		250	238,399

			32,096,119

Transportation - Airlines - 0.1%
Southwest Airlines Co. Pass-Through Trust
Series 07-1
6.15%, 8/01/22		5,843	6,529,716

Transportation - Railroads - 0.3%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44		100	96,536
4.95%, 9/15/41		6,713	6,843,226
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,395,908
CSX Corp.
4.40%, 3/01/43		100	94,161
6.25%, 3/15/18		5,000	5,441,095

			13,870,926

Transportation - Services - 0.2%
Asciano Finance Ltd.
4.625%, 9/23/20 (a)		1,501	1,515,087
5.00%, 4/07/18 (a)		2,676	2,755,185

	Principal Amount (000)		U.S. $ Value
Ryder System, Inc.
5.85%, 11/01/16	U.S.$	4,332	4,490,504

			8,760,776

			566,686,897

Financial Institutions - 7.0%
Banking - 5.1%
Abbey National Treasury Services PLC/London
2.375%, 3/16/20		250	249,590
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		7,200	7,245,626
4.75%, 7/28/25 (a)		3,140	3,131,613
American Express Co.
6.80%, 9/01/66		65	65,488
Bank of America Corp.
3.30%, 1/11/23		4,600	4,527,895
3.875%, 8/01/25		15,395	15,627,896
5.49%, 3/15/19		300	323,489
Series L
5.65%, 5/01/18		125	134,414
Barclays Bank PLC
6.05%, 12/04/17 (a)		735	784,000
6.625%, 3/30/22 (a)	EUR	1,756	2,396,408
Barclays PLC
3.65%, 3/16/25	U.S.$	1,800	1,739,095
BBVA Banco Continental SA
5.00%, 8/26/22 (a)(f)		4,224	4,349,989
BBVA Global Finance Ltd.
7.00%, 12/01/25		110	119,952
BNP Paribas SA
4.73%, 4/12/16 (a)(c)	EUR	7,050	7,683,637
5.019%, 4/13/17 (a)(c)		3,600	4,042,188
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	9,186	9,644,795
Capital One Bank USA, NA
3.375%, 2/15/23		310	303,359
Capital One Financial Corp.
4.75%, 7/15/21		25	27,079
Citigroup, Inc.
5.875%, 1/30/42		3,597	4,127,255
6.625%, 1/15/28		100	121,618
Compass Bank
2.75%, 9/29/19		3,648	3,621,664
3.875%, 4/10/25		260	238,308
5.50%, 4/01/20		296	315,337
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		4,212	4,263,487
4.375%, 8/04/25		6,466	6,576,265
Credit Agricole SA
4.375%, 3/17/25 (a)		200	193,488
Credit Suisse AG
6.50%, 8/08/23 (a)		4,799	5,147,052

	Principal Amount (000)		U.S. $ Value
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20 (a)	U.S.$	4,200	4,160,188
3.75%, 3/26/25 (a)		2,500	2,418,210
Discover Bank/Greenwood DE
3.10%, 6/04/20		250	250,833
DNB Bank ASA
6.012%, 3/29/17 (a)(c)	GBP	7,466	11,281,536
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	15	15,201
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		7,150	7,197,676
3.85%, 7/08/24		11,220	11,449,561
5.15%, 5/22/45		2,700	2,624,484
5.75%, 1/24/22		4,480	5,094,750
Series D
6.00%, 6/15/20		135	152,565
HSBC Holdings PLC
4.00%, 3/30/22		6,500	6,823,485
HSBC USA, Inc.
2.75%, 8/07/20		490	490,657
ING Bank NV
3.75%, 3/07/17 (a)		7,570	7,755,420
JPMorgan Chase & Co.
3.125%, 1/23/25		260	252,928
3.90%, 7/15/25		250	257,631
4.40%, 7/22/20		450	480,321
4.95%, 3/25/20		395	428,309
JPMorgan Chase Bank NA
6.00%, 7/05/17		300	318,691
Lloyds Banking Group PLC
4.50%, 11/04/24		255	258,857
4.582%, 12/10/25 (a)		496	497,208
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		607	627,793
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	10,417,461
Morgan Stanley
2.65%, 1/27/20		829	826,746
Series G
3.70%, 10/23/24		10,000	10,048,090
4.00%, 7/23/25		274	282,158
5.45%, 1/09/17		195	202,419
5.50%, 7/24/20-7/28/21		405	451,462
6.625%, 4/01/18		535	586,644
Murray Street Investment Trust I
4.647%, 3/09/17		765	788,177
National City Bank/Cleveland OH
5.80%, 6/07/17		4,925	5,192,319
Nationwide Building Society
2.35%, 1/21/20 (a)		260	258,252
Nordea Bank AB
4.875%, 5/13/21 (a)		8,365	9,027,274
Northgroup Preferred Capital Corp.
6.378%, 10/15/17 (a)(c)		110	111,650
People’s United Bank NA
4.00%, 7/15/24		300	296,644

	Principal Amount (000)		U.S. $ Value
PNC Funding Corp.
5.125%, 2/08/20	U.S.$	50	54,985
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)		4,630	4,705,238
Santander Holdings USA, Inc.
2.65%, 4/17/20		260	255,078
Santander Issuances SAU
5.179%, 11/19/25		11,400	11,227,267
Societe Generale SA
4.25%, 4/14/25 (a)		560	528,479
5.75%, 4/20/16 (a)		1,356	1,373,273
Standard Chartered PLC
4.00%, 7/12/22 (a)		8,201	8,262,507
6.409%, 1/30/17 (a)(c)		400	400,400
SunTrust Bank/Atlanta GA
7.25%, 3/15/18		250	276,404
Svenska Handelsbanken AB
2.875%, 4/04/17		8,000	8,137,552
Synchrony Financial
2.70%, 2/03/20		260	255,015
4.50%, 7/23/25		200	199,526
UBS AG/Stamford CT
7.625%, 8/17/22		3,671	4,184,940
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		6,217	6,182,365
US Bancorp
3.60%, 9/11/24		255	259,129
Wells Fargo & Co.
4.10%, 6/03/26		500	504,697
Series G
4.30%, 7/22/27		250	255,384
Series M
3.45%, 2/13/23		205	205,483
Zions BanCorporation
4.50%, 6/13/23		26	26,712

			235,621,021

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		8,480	8,514,089
TD Ameritrade Holding Corp.
2.95%, 4/01/22		260	257,541

			8,771,630

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		5,499	6,326,825
GE Capital International Funding, Co.
2.342%, 11/15/20 (a)		556	551,363
4.418%, 11/15/35 (a)		220	224,506
HSBC Finance Corp.
6.676%, 1/15/21		1,894	2,173,698

			9,276,392

	Principal Amount (000)		U.S. $ Value
Insurance - 1.3%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	U.S.$	5	5,166
Allstate Corp. (The)
3.15%, 6/15/23		350	349,729
6.125%, 5/15/37		125	126,250
American International Group, Inc.
6.82%, 11/15/37		418	499,394
Anthem, Inc.
3.30%, 1/15/23		15	14,577
3.50%, 8/15/24		250	244,096
Aon Corp.
8.205%, 1/01/27		155	193,556
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)		455	472,358
Berkshire Hathaway, Inc.
1.125%, 3/16/27	EUR	100	98,003
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	2,205	2,315,512
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(c)		3,898	4,053,920
Five Corners Funding Trust
4.419%, 11/15/23 (a)		2,400	2,500,882
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		109	138,880
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		2,760	3,031,071
6.30%, 3/15/18		2,296	2,501,979
Humana, Inc.
7.20%, 6/15/18		15	16,784
Lincoln National Corp.
3.35%, 3/09/25		260	250,682
7.00%, 6/15/40		90	112,885
8.75%, 7/01/19		2,963	3,558,607
Markel Corp.
7.125%, 9/30/19		1,080	1,239,740
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		5	7,261
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		107	130,540
MetLife, Inc.
3.048%, 12/15/22		295	294,335
4.75%, 2/08/21		2,840	3,108,468
Series C
5.25%, 6/15/20 (c)		8,178	8,321,115
Series D
4.368%, 9/15/23		485	520,742
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
6.25%, 5/26/42 (a)	EUR	4,300	5,677,538
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,415	6,408,099
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)		250	248,195

	Principal Amount (000)		U.S. $ Value
Progressive Corp. (The)
6.70%, 6/15/37	U.S.$	255	254,363
Prudential Financial, Inc.
5.375%, 5/15/45		470	469,412
5.625%, 6/15/43		4,485	4,585,912
Torchmark Corp.
9.25%, 6/15/19		3,400	4,111,688
UnitedHealth Group, Inc.
3.875%, 10/15/20		285	301,609
XLIT Ltd.
5.50%, 3/31/45		5,340	4,989,007
5.75%, 10/01/21		135	150,436
Series E
6.50%, 4/15/17 (c)		94	68,268
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		500	510,000

			61,881,059

REITS - 0.2%
Alexandria Real Estate Equities, Inc.
2.75%, 1/15/20		213	209,399
Brixmor Operating Partnership LP
3.85%, 2/01/25		133	129,221
EPR Properties
7.75%, 7/15/20		3,569	4,149,155
Essex Portfolio LP
3.375%, 1/15/23		260	254,975
HCP, Inc.
6.70%, 1/30/18		35	38,058
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		1,838	1,811,741
Mid-America Apartments LP
3.75%, 6/15/24		100	97,991
Ventas Realty LP
3.50%, 2/01/25		90	86,178
4.125%, 1/15/26		200	199,367
Ventas Realty LP/Ventas Capital Corp.
2.70%, 4/01/20		150	147,909
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 9/17/24 (a)		200	198,883
Welltower, Inc.
2.25%, 3/15/18		250	249,776
4.00%, 6/01/25		168	165,256
5.25%, 1/15/22		215	232,546

			7,970,455

			323,520,557

Utility - 1.3%
Electric - 0.8%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		300	349,843
CenterPoint Energy, Inc.
6.50%, 5/01/18		1,665	1,816,533
Constellation Energy Group, Inc.
5.15%, 12/01/20		809	878,368

	Principal Amount (000)		U.S. $ Value
Dominion Resources, Inc./VA
4.70%, 12/01/44	U.S.$	275	267,919
Duke Energy Florida, Inc.
6.40%, 6/15/38		150	191,835
EDP Finance BV
4.125%, 1/15/20 (a)		4,240	4,249,752
Empresa Nacional de Electricidad SA/Chile
4.25%, 4/15/24		100	98,786
Entergy Corp.
4.00%, 7/15/22		7,274	7,420,775
Exelon Corp.
3.95%, 6/15/25 (a)		8,089	8,078,242
5.10%, 6/15/45 (a)		150	151,094
5.625%, 6/15/35		55	58,696
Exelon Generation Co. LLC
2.95%, 1/15/20		137	136,507
Jersey Central Power & Light Co.
4.70%, 4/01/24 (a)		152	157,480
Monongahela Power Co.
4.10%, 4/15/24 (a)		3,231	3,349,965
Oncor Electric Delivery Co. LLC
7.00%, 5/01/32		175	217,499
Pacific Gas & Electric Co.
4.50%, 12/15/41		510	508,296
Southern Power Co.
4.15%, 12/01/25		163	162,696
TECO Finance, Inc.
4.00%, 3/15/16		315	316,526
5.15%, 3/15/20		2,970	3,189,100
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)		5,339	5,341,045
Union Electric Co.
6.70%, 2/01/19		2,019	2,294,250
Wisconsin Electric Power Co.
4.25%, 12/15/19		35	37,595

			39,272,802

Natural Gas - 0.5%
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,532,451
Centrica PLC
4.00%, 10/16/23 (a)		270	268,103
NiSource Finance Corp.
6.80%, 1/15/19		7,815	8,767,187
Sempra Energy
6.50%, 6/01/16		5,700	5,803,523
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	6,732,213

			23,103,477

			62,376,279

Total Corporates - Investment Grade (cost $969,098,923)			952,583,733

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
GSE Risk Share Floating Rate - 3.2%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.922%, 7/25/25 (a)(d)	U.S.$	9,382	9,326,554
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.572%, 7/25/23 (d)		5,330	6,106,729
Series 2013-DN2, Class M2
4.672%, 11/25/23 (d)		5,910	5,854,698
Series 2014-DN1, Class M1
1.422%, 2/25/24 (d)		2,355	2,353,947
Series 2014-DN1, Class M2
2.622%, 2/25/24 (d)		7,270	7,220,225
Series 2014-DN1, Class M3
4.922%, 2/25/24 (d)		4,290	4,219,545
Series 2014-DN3, Class M3
4.422%, 8/25/24 (d)		8,445	8,089,120
Series 2014-HQ2, Class M1
1.872%, 9/25/24 (d)		7,702	7,714,958
Series 2014-HQ2, Class M3
4.172%, 9/25/24 (d)		1,595	1,475,847
Series 2014-HQ3, Class M3
5.172%, 10/25/24 (d)		6,500	6,485,784
Series 2015-DNA2, Class M2
3.022%, 12/25/27 (d)		11,157	11,060,816
Series 2015-DNA3, Class M3
5.122%, 4/25/28 (d)		2,209	2,174,698
Series 2015-HQ1, Class M2
2.622%, 3/25/25 (d)		7,220	7,174,836
Series 2015-HQ1, Class M3
4.222%, 3/25/25 (d)		2,555	2,446,101
Series 2015-HQA1, Class M2
3.072%, 3/25/28 (d)		11,000	10,864,349
Series 2015-HQA2, Class M3
5.222%, 5/25/28 (d)		1,364	1,335,930
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.672%, 10/25/23 (d)		1,500	1,554,487
Series 2014-C01, Class M2
4.822%, 1/25/24 (d)		2,563	2,562,449
Series 2014-C03, Class 1M1
1.622%, 7/25/24 (d)		2,047	2,040,060
Series 2014-C04, Class 1M1
2.372%, 11/25/24 (d)		5,795	5,823,643
Series 2014-C04, Class 1M2
5.322%, 11/25/24 (d)		12,425	12,389,312
Series 2015-C02, Class 2M2
4.422%, 5/25/25 (d)		7,045	6,670,240
Series 2015-C03, Class 1M2
5.422%, 7/25/25 (d)		2,523	2,485,970

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 2M2
5.422%, 7/25/25 (d)	U.S.$	5,925	5,848,568
Series 2015-C04, Class 1M2
6.122%, 4/25/28 (d)		3,226	3,257,663
Series 2015-C04, Class 2M2
5.972%, 4/25/28 (d)		4,891	4,916,948
JPMorgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
5.922%, 10/25/25 (a)(d)		5,422	5,355,618

			146,809,095

Non-Agency Fixed Rate - 1.0%
Alternative Loan Trust
Series 2006-J1, Class 1A11
5.50%, 2/25/36		2,416	2,171,699
Series 2007-15CB, Class A19
5.75%, 7/25/37		710	648,883
BCAP LLC Trust
Series 2009-RR13, Class 17A3
6.026%, 4/26/37 (a)		1,862	1,546,042
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		2,804	2,236,960
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37		2,680	2,464,402
Series 2007-3, Class A30
5.75%, 4/25/37		2,589	2,368,723
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		6,145	5,710,424
Series 2007-AR4, Class 1A1A
5.348%, 3/25/37		883	795,586
Series 2010-3, Class 2A2
7.063%, 8/25/37 (a)		1,661	1,438,046
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		389	354,720
Series 2006-19CB, Class A24
6.00%, 8/25/36		249	230,148
Series 2006-24CB, Class A15
5.75%, 6/25/36		3,386	3,021,331
Series 2006-26CB, Class A6
6.25%, 9/25/36		252	214,930
Series 2006-26CB, Class A8
6.25%, 9/25/36		940	802,898
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		2,826	2,528,638
Series 2007-13, Class A2
6.00%, 6/25/47		4,034	3,264,300
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.718%, 9/25/47		1,254	1,123,703

	Principal Amount (000)		U.S. $ Value
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)	U.S.$	392	292,365
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (a)		152	142,412
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		2,158	2,119,344
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		2,180	1,890,204
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.243%, 9/25/36		1,643	1,343,106
JPMorgan Mortgage Trust
Series 2006-S4, Class A3
6.00%, 1/25/37		1,066	903,458
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,427	1,296,172
Residential Accredit Loans, Inc., Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		2,185	1,994,580
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.767%, 12/28/37		6,073	5,583,163
Series 2007-AR8, Class A1
2.809%, 11/25/37		2,413	2,122,858

			48,609,095

Non-Agency Floating Rate - 0.1%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.672%, 4/25/37 (d)		1,430	744,993
Series 2007-FA2, Class 1A5
0.722%, 4/25/37 (d)		1,620	849,819
Residential Accredit Loans, Inc. Trust
Series 2006-QO6, Class A2
0.652%, 6/25/46 (d)		1,776	759,696

			2,354,508

Total Collateralized Mortgage Obligations (cost $199,682,291)			197,772,698

CORPORATES - NON-INVESTMENT GRADE - 4.0%
Industrial - 2.3%
Basic - 0.1%
Ashland, Inc.
3.875%, 4/15/18		100	102,000
Novelis, Inc.
8.375%, 12/15/17		42	40,845
Teck Resources Ltd.
4.50%, 1/15/21		7,738	3,946,380
5.20%, 3/01/42		95	39,900

			4,129,125

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.3%
Loxam SAS
7.00%, 7/23/22 (a)	EUR	1,434	1,597,360
Manitowoc Co., Inc. (The)
8.50%, 11/01/20	U.S.$	1,577	1,632,195
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.75%, 10/15/20		4,280	4,353,573
Sealed Air Corp.
4.50%, 9/15/23 (a)	EUR	1,864	2,091,699
4.875%, 12/01/22 (a)	U.S.$	1,538	1,541,845
5.125%, 12/01/24 (a)		1,539	1,539,000
5.25%, 4/01/23 (a)		2,979	3,038,580
5.50%, 9/15/25 (a)		150	153,000

			15,947,252

Communications - Media - 0.2%
CCOH Safari LLC
5.75%, 2/15/26 (a)		100	100,250
CSC Holdings LLC
8.625%, 2/15/19		737	784,905
Quebecor Media, Inc.
5.75%, 1/15/23		3,754	3,782,155
TEGNA, Inc.
4.875%, 9/15/21 (a)		2,100	2,105,250
Virgin Media Secured Finance PLC
5.25%, 1/15/21		2,523	2,661,765
6.00%, 4/15/21 (a)	GBP	794	1,208,439

			10,642,764

Communications - Telecommunications - 0.2%
T-Mobile USA, Inc.
6.50%, 1/15/26	U.S.$	2,422	2,444,985
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		4,645	4,598,550

			7,043,535

Consumer Cyclical - Automotive - 0.1%
ZF North America Capital, Inc.
4.00%, 4/29/20 (a)		3,225	3,251,606

Consumer Cyclical - Other - 0.2%
Cirsa Funding Luxembourg SA
5.875%, 5/15/23 (a)	EUR	2,072	2,133,529
International Game Technology PLC
4.75%, 2/15/23 (a)		4,080	4,145,734
6.50%, 2/15/25 (a)	U.S.$	3,090	2,711,475
PulteGroup, Inc.
6.375%, 5/15/33		26	26,390
7.875%, 6/15/32		11	12,458

			9,029,586

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.1%
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)	GBP	1,822	2,719,567

Consumer Cyclical - Retailers - 0.1%
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	2,452	2,797,547
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25	U.S.$	3,854	3,892,540

			6,690,087

Consumer Non-Cyclical - 0.6%
Boparan Finance PLC
5.25%, 7/15/19 (a)(f)	GBP	4,245	5,851,210
5.50%, 7/15/21 (a)		3,500	4,566,334
Endo Finance LLC
5.75%, 1/15/22 (a)	U.S.$	100	97,000
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		4,459	4,436,705
Ephios Bondco PLC
6.25%, 7/01/22 (a)	EUR	2,410	2,716,759
HCA, Inc.
4.25%, 10/15/19	U.S.$	76	77,520
LifePoint Health, Inc.
5.875%, 12/01/23		89	90,335
Smithfield Foods, Inc.
5.875%, 8/01/21 (a)		6,091	6,273,730
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (a)	EUR	4,350	4,100,987
6.125%, 4/15/25 (a)	U.S.$	60	53,700
6.75%, 8/15/18 (a)		50	49,550

			28,313,830

Energy - 0.2%
California Resources Corp.
5.50%, 9/15/21		363	114,345
8.00%, 12/15/22 (a)		972	511,515
Golden Energy Offshore Services AS
8.41%, 5/28/17 (d)(g)	NOK	30,898	1,396,267
SandRidge Energy, Inc.
7.50%, 2/15/23	U.S.$	1,894	205,972
SM Energy Co.
5.00%, 1/15/24		1,715	1,114,750
6.50%, 1/01/23		305	224,175
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	4,125,000
Transocean, Inc.
6.50%, 11/15/20		110	75,900
7.125%, 12/15/21 (e)		5,000	3,231,250

			10,999,174

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%, 11/15/17	U.S.$	140	142,800
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	3,715	4,188,674
Hertz Corp. (The)
6.75%, 4/15/19	U.S.$	4,843	4,947,125

			9,278,599

			108,045,125

Financial Institutions - 1.6%
Banking - 1.4%
Ally Financial, Inc.
2.75%, 1/30/17		149	148,627
Bank of America Corp.
Series AA
6.10%, 3/17/25 (c)		130	130,758
Series M
8.125%, 5/15/18 (c)		145	147,538
Barclays Bank PLC
6.86%, 6/15/32 (a)(c)		1,118	1,274,520
7.434%, 12/15/17 (a)(c)		180	192,149
7.625%, 11/21/22		1,281	1,458,739
7.75%, 4/10/23		3,360	3,586,800
Citigroup, Inc.
Series P
5.95%, 5/15/25 (c)		4,355	4,172,874
Commerzbank AG
8.125%, 9/19/23 (a)		5,977	6,859,863
Countrywide Capital III
Series B
8.05%, 6/15/27		107	131,680
Credit Agricole SA
6.637%, 5/31/17 (a)(c)		190	192,501
8.375%, 10/13/19 (a)(c)		175	196,000
Danske Bank A/S
5.684%, 2/15/17 (c)	GBP	3,580	5,349,676
Deutsche Bank AG
4.50%, 4/01/25	U.S.$	260	240,020
HBOS Capital Funding LP
4.939%, 5/23/16 (c)	EUR	4,696	5,154,412
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	8,032	7,902,275
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(c)		1,788	1,859,520
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(c)		129	144,480
7.50%, 6/27/24 (c)		2,630	2,800,950
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (c)		4,400	4,598,000

	Principal Amount (000)		U.S. $ Value
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)	U.S.$	1,129	1,199,009
Societe Generale SA
5.922%, 4/05/17 (a)(c)		4,800	4,866,000
8.00%, 9/29/25 (a)(c)		6,500	6,610,727
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		8,552	8,944,537

			68,161,655

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		3,916	4,062,850
Navient Corp.
8.00%, 3/25/20		410	405,080

			4,467,930

Other Finance - 0.1%
iPayment, Inc.
9.50%, 12/15/19 (a)		190	196,628
Series AI
9.50%, 12/15/19		2,180	2,261,269

			2,457,897

			75,087,482

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)		63	60,795
5.25%, 8/01/23 (a)		3,890	3,851,100

			3,911,895

Utility - 0.0%
Electric - 0.0%
AES Corp./VA
7.375%, 7/01/21		135	137,700
FirstEnergy Transmission LLC
4.35%, 1/15/25 (a)		250	253,419

			391,119

Total Corporates - Non-Investment Grade (cost $199,728,449)			187,435,621

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
Non-Agency Fixed Rate CMBS - 2.5%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A4
5.414%, 9/10/47		52	52,486

	Principal Amount (000)		U.S. $ Value
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41	U.S.$	6,038	6,104,806
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		8,400	8,498,054
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.811%, 3/15/49		232	233,019
Series 2006-C4, Class A3
5.811%, 3/15/49		5,670	5,681,514
Series 2007-C6, Class A4
5.71%, 12/10/49		14,000	14,467,134
Series 2013-GC17, Class D
5.105%, 11/10/46 (a)		2,783	2,491,745
Series 2014-GC21, Class D
4.835%, 5/10/47 (a)		425	358,931
Series 2014-GC23, Class D
4.507%, 7/10/47 (a)		2,196	1,824,030
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class D
4.173%, 3/10/46 (a)		7,385	6,563,608
Commercial Mortgage Trust
Series 2006-C8, Class A4
5.306%, 12/10/46		2,436	2,479,122
Series 2007-GG9, Class A4
5.444%, 3/10/39		5,525	5,648,328
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,619	3,702,855
Series 2013-CR6, Class A2
2.122%, 3/10/46		80	79,969
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		3,557	3,456,600
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.699%, 6/15/39		5,254	5,366,457
DBUBS 2011-LC3 Mortgage Trust
Series 2011-LC3A, Class D
5.465%, 8/10/44 (a)		9,970	10,354,901
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.795%, 8/10/45		2,137	2,195,687
Series 2011-GC5, Class D
5.308%, 8/10/44 (a)		1,000	1,001,528
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		4,825	4,834,228
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.669%, 11/15/48		3,145	2,771,751
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		3,140	3,192,899

	Principal Amount (000)		U.S. $ Value
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	U.S.$	81	83,685
Series 2008-C2, Class A1A
5.998%, 2/12/51		1,694	1,746,151
Series 2011-C5, Class D
5.323%, 8/15/46 (a)		2,000	2,060,072
Series 2012-CBX, Class E
5.238%, 6/15/45 (a)		4,544	4,379,553
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		3,757	3,845,605
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		24	24,205
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		5,398	5,350,001
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		43	44,016
Series 2007-9, Class A4
5.70%, 9/12/49		63	65,728
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		15	15,028
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class AJ
5.565%, 12/15/44		349	349,081
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.875%, 8/15/45 (a)		1,600	1,542,669
Series 2013-C14, Class A5
3.337%, 6/15/46		40	40,377
Series 2013-C18, Class D
4.669%, 12/15/46 (a)		3,000	2,788,322

			113,694,145

Non-Agency Floating Rate CMBS - 0.9%
Commercial Mortgage Trust
Series 2014-SAVA, Class A
1.481%, 6/15/34 (a)(d)		2,997	2,977,146
Great Wolf Trust
Series 2015-WOLF, Class A
1.781%, 5/15/34 (a)(d)		9,773	9,633,335
H/2 Asset Funding NRE
Series 2015-1A
2.863%, 6/24/49 (a)(d)		8,388	8,366,639
Morgan Stanley Capital I Trust 2015-XLF2
Series 2015-XLF2, Class AFSD
3.988%, 8/15/26 (a)(d)		6,800	6,661,374
Series 2015-XLF2, Class SNMD
2.065%, 11/15/26 (a)(d)		5,700	5,098,097

	Principal Amount (000)		U.S. $ Value
PFP III Ltd.
Series 2014-1, Class A
1.515%, 6/14/31 (a)(d)	U.S.$	1,141	1,135,119
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.401%, 4/15/32 (a)(d)		2,822	2,816,654
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.551%, 11/15/27 (a)(d)		6,765	6,688,332

			43,376,696

Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,273	10,845,372

Total Commercial Mortgage-Backed Securities (cost $171,037,671)			167,916,213

COVERED BONDS - 2.6%
Abbey National Treasury Services PLC/London
1.625%, 11/26/20 (a)	EUR	8,950	10,278,659
Abbey National Treasury Services PLC/United Kingdom
4.25%, 4/12/21 (a)		8,100	10,517,982
Banco Bilbao Vizcaya Argentaria SA
3.25%, 1/24/16		6,000	6,531,337
Bank of Nova Scotia (The)
0.75%, 9/17/21 (a)		9,465	10,379,815
BPCE SFH SA
1.00%, 2/24/25 (a)		8,800	9,604,561
Caisse Francaise de Financement Local
3.50%, 9/16/16		2,600	2,895,460
CaixaBank SA
Series 27
0.029%, 1/09/18 (d)		2,600	2,806,924
Credit Agricole Home Loan SFH SA
2.875%, 9/09/16 (a)		5,300	5,874,394
Danske Bank A/S
1.25%, 6/11/21		9,195	10,401,086
4.125%, 11/26/19		2,350	2,938,510
National Australia Bank Ltd.
1.375%, 5/28/21 (a)		8,427	9,505,343
National Bank of Canada
1.50%, 3/25/21 (a)		7,599	8,669,018
Nationwide Building Society
4.625%, 2/08/21 (a)		4,879	6,411,500
Royal Bank of Canada
1.625%, 8/04/20 (a)		8,910	10,208,571
Societe Generale SFH SA
3.25%, 6/06/16 (a)		4,000	4,407,288
1.00%, 12/19/17		100	110,867

	Principal Amount (000)		U.S. $ Value
Swedbank Hypotek AB
1.125%, 5/21/21	EUR	9,200	10,337,475

Total Covered Bonds (cost $127,576,056)			121,878,790

GOVERNMENTS - SOVEREIGN AGENCIES - 2.2%
Governments - Sovereign Agencies - 2.2%
Royal Bank of Scotland Group PLC
6.10%, 6/10/23	U.S.$	4,150	4,458,942
Ecopetrol SA
7.375%, 9/18/43		2,700	2,268,000
FMS Wertmanagement AoeR
3.375%, 6/17/21	EUR	1,500	1,909,401
Canada Housing Trust No. 1
1.70%, 12/15/17 (a)	CAD	51,760	38,130,403
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	U.S.$	5	5,217
Eksportfinans ASA
2.375%, 5/25/16		5,271	5,274,690
Kreditanstalt fuer Wiederaufbau
3.875%, 1/21/19	EUR	22,100	26,928,921
Petrobras Global Finance BV
4.75%, 1/14/25		2,325	1,561,497
FMS Wertmanagement AoeR
3.00%, 8/03/18 (a)		3,500	4,112,555
1.125%, 9/03/18 (a)		10,800	12,131,682
OCP SA
5.625%, 4/25/24 (a)	U.S.$	1,784	1,810,314
Ecopetrol SA
5.875%, 9/18/23-5/28/45		3,395	2,462,369
Oleoducto Central SA
4.00%, 5/07/21 (a)		3,210	3,081,600

Total Governments - Sovereign Agencies (cost $118,267,137)			104,135,591

MORTGAGE PASS-THROUGHS - 1.8%
Agency Fixed Rate 30-Year - 1.5%
Federal National Mortgage Association
4.00%, 12/01/44		19,946	21,313,354
5.50%, 9/01/36-5/01/38		4,698	5,257,695
3.50%, 7/01/43		131	136,081
Series 2005
5.50%, 2/01/35		34	37,815
Series 2007
5.50%, 9/01/36-8/01/37		42	46,451
Series 2008
5.50%, 3/01/37		11	12,178
5.00%, 12/01/39		36	39,482
Government National Mortgage Association
3.50%, 2/01/46, TBA		39,800	41,393,556

			68,236,612

	Principal Amount (000)		U.S. $ Value
Other Agency Fixed Rate Programs - 0.3%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	16,171	14,512,717

Total Mortgage Pass-Throughs (cost $83,141,936)			82,749,329

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 1.7%
Canada - 1.7%
Province of Ontario Canada
2.60%, 6/02/25		56,000	41,343,759
Province of Quebec Canada
2.75%, 9/01/25		51,720	38,586,103

Total Local Governments - Provincial Bonds (cost $84,214,983)			79,929,862

INFLATION-LINKED SECURITIES - 1.7%
United States - 1.7%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $81,541,589)	U.S.$	80,267	79,795,642

WHOLE LOAN TRUSTS - 0.9%
Performing Asset - 0.9%
Alpha Credit Debt Fund LLC
16.00%, 1/01/21	MXN	83,500	4,844,933
15.00%, 12/31/17 (h)(i)	U.S.$	1,801	1,801,173
AlphaCredit Capital, SA de CV
17.25%, 7/19/19 (h)(i)	MXN	29,850	1,732,018
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (h)(i)	U.S.$	524	523,826
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (h)(i)		897	897,150
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (h)(i)		608	607,641
Deutsche Bank Mexico SA
8.00%, 10/31/34 (h)(i)(j)	MXN	46,272	1,869,469
8.00%, 10/31/34 (h)(i)		61,874	2,499,784
Ede Del Este SA (DPP)
12.00%, 3/31/16 (h)(i)	U.S.$	155	155,967
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (h)(i)		269	271,060
Flexpath Wh I LLC
Series B
12.00%, 4/01/21 (h)(i)		1,205	1,169,452
Recife Funding
Zero Coupon, 11/05/29 (h)(i)		5,532	5,786,010
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-6/30/21 (h)(i)		5,230	5,153,962
Sheridan Consumer Finance Trust
10.86%, 4/01/20 (d)(h)(i)		12,472	12,350,952

Total Whole Loan Trusts (cost $41,443,011)			39,663,397

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.8%
United States - 0.8%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	U.S.$	5,350	4,612,877
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		3,030	2,618,890
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		1,195	1,160,226
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		3,805	3,381,313
State of California
Series 2010
7.625%, 3/01/40		30	43,688
7.95%, 3/01/36		10,685	12,782,572
State of Illinois
Series 2010
7.35%, 7/01/35		4,440	4,866,418
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		3,400	4,002,378
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41		785	649,595
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		2,810	2,205,007

Total Local Governments - Municipal Bonds (cost $32,990,683)			36,322,964

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
China - 0.2%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)		8,049	8,430,064

Indonesia - 0.2%
Pertamina Persero PT
6.00%, 5/03/42 (a)		8,000	6,604,000
Perusahaan Listrik Negara PT
5.50%,11/22/21 (a)		3,874	3,946,638

			10,550,638

Mexico - 0.3%
Petroleos Mexicanos
4.875%, 1/24/22-1/18/24		8,225	7,676,562
5.50%, 6/27/44 (a)		14	10,533
5.625%, 1/23/46 (a)		10,066	7,702,503

			15,389,598

Total Quasi-Sovereigns (cost $38,071,490)			34,370,300

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.6%
Industrial - 0.6%
Basic - 0.0%
Elementia SAB de CV
5.50%, 1/15/25 (a)	U.S.$	1,972	1,804,380

Capital Goods - 0.3%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)		1,554	1,643,355
Cemex SAB de CV
7.25%, 1/15/21 (a)		4,049	3,897,162
Ferreycorp SAA
4.875%, 4/26/20 (a)		1,007	957,028
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		2,075	2,126,875
Grupo KUO SAB de CV
6.25%, 12/04/22 (a)		953	905,350
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)		3,500	3,587,500

			13,117,270

Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		2,500	1,925,000

Consumer Cyclical - Retailers - 0.1%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		6,500	6,548,750

Consumer Non-Cyclical - 0.1%
Cosan Luxembourg SA
5.00%, 3/14/23 (a)		2,190	1,798,538
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (g)		4,300	113,090

			1,911,628

Total Emerging Markets - Corporate Bonds (cost $29,894,192)			25,307,028

	Shares
COMMON STOCKS - 0.5%
Financials - 0.5%
Diversified Financial Services - 0.0%
iPayment, Inc. (k)		136,431	859,515

	Principal Amount (000)			U.S. $ Value
Insurance - 0.5%
Mt. Logan Re Ltd. (Preference Shares) (k)(l)(m)	U.S.$	18,626		20,030,820

Total Common Stocks (cost $18,967,078)				20,890,335

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Indonesia - 0.3%
Indonesia Government International Bond
4.125%, 1/15/25 (a)		12,500		11,979,237
5.875%, 1/15/24 (a)		3,143		3,367,140

Total Governments - Sovereign Bonds (cost $15,820,600)				15,346,377

ASSET-BACKED SECURITIES - 0.3%
Other ABS - Fixed Rate - 0.2%
Atlas 2014-1 Limited
Series 2014-1
6.88%, 12/15/39 (d)		2,656		2,616,357
SBA Tower Trust
2.898%, 10/15/19 (a)		3,648		3,564,858
Series 2014-1A, Class C
3.869%, 10/15/49 (a)		3,008		2,972,064

				9,153,279

Autos - Fixed Rate - 0.1%
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		26		26,086
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		0	**	117
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		10		10,309
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		1		1,474
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		5,067		4,865,651
Santander Drive Auto Receivables Trust
Series 2013-3, Class C
1.81%, 4/15/19		40		39,957

				4,943,594

Credit Cards - Fixed Rate - 0.0%
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		30		30,025

Total Asset-Backed Securities (cost $14,407,651)				14,126,898

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.2%
Ghana - 0.2%
Ghana Government International Bond
7.875%, 8/07/23 (a)	U.S.$	7,960	6,273,276
Republic of Ghana
8.50%, 10/04/17 (a)		696	676,804
10.75%, 10/14/30 (a)		3,773	3,876,758

			10,826,838

Kenya - 0.0%
Kenya Government International Bond
6.875%, 6/24/24 (a)		390	341,250

Total Emerging Markets - Sovereigns (cost $11,055,011)			11,168,088

	Shares
PREFERRED STOCKS - 0.2%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Ventas Realty LP/Ventas Capital Corp.
5.45%		227,075	5,901,452

Financial Institutions - 0.1%
REITS - 0.1%
National Retail Properties, Inc.
Series E
5.70%		41,250	1,023,413
Public Storage
Series W
5.20%		45,875	1,146,416
Public Storage
Series X
5.20%		3,000	75,450
Sabra Health Care REIT, Inc.
Series A
7.125%		80,075	2,024,400
Welltower, Inc.
6.50%		5,625	145,350

			4,415,029

Total Preferred Stocks (cost $9,629,016)			10,316,481

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
EUR/USD
Expiration: Jan 2016, Exercise Price: EUR 1.11 (k)(n)
(premiums paid $1,102,942)		194,180,000	4,593,806

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 0.1%
Industrial - 0.1%
Basic - 0.0%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)	U.S.$	1,863	1,376,382

4.25%, 6/30/19 (d)
Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation		773	762,038
4.25%, 8/13/21 (d)
Harbor Freight Tools USA, Inc.		903	899,978

4.75%, 7/26/19 (d)
			1,662,016

Other Industrial - 0.0%
Gardner Denver, Inc.		1,613	1,447,152

4.25%, 7/30/20 (d)
Technology - 0.0%
Avaya Inc.		103	78,526

4.82%, 10/26/17 (d)
Total Bank Loans (cost $5,230,786)			4,564,076

	Shares
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
OCL Opportunities Fund II (h)(i)(k) (cost $1,305,477)		10,047	1,525,578

	Principal Amount (000)
AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29	U.S.$	95	128,798
6.625%, 11/15/30		150	212,420
Residual Funding Corp. Principal Strip		225	205,521

Zero Coupon, 7/15/20
Total Agencies (cost $515,055)			546,739

	Shares
SHORT-TERM INVESTMENTS - 8.6%
Investment Companies - 0.8%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.30% (o)(p) (cost $37,821,772)		37,821,772	37,821,772

	Principal Amount (000)			U.S. $ Value
CORPORATES - INVESTMENT GRADE - 0.3%
Financial Institutions - 0.3%
Finance - 0.3%
GE Capital International Funding, Co. 0.964%, 4/15/16 (a) (cost $12,798,688)	U.S.$	13,041		13,046,881

TIME DEPOSITS - 3.8%
ANZ, London	GBP	452		666,814
0.076%, 1/04/16
BBH, Grand Cayman
0.10%, 1/04/16	SGD	0	**	18
0.968%, 1/04/16	AUD	0	**	65
2.00%, 1/05/16	NZD	0	**	3
5.248%, 1/04/16	ZAR	15		964
BTMU, Grand Cayman	JPY	20,850,000		173,468,115
0.005%, 1/04/16
Credit Suisse AG, Zurich	CHF	41		40,467
(1.00)%, 1/04/16
DNB, Oslo
(0.631)%, 1/04/16	EUR	1,036		1,125,619
0.067%, 1/04/16	NOK	1,724		194,715
Royal Bank of Canada, Toronto	CAD	1,413		1,021,522
0.05%, 1/04/16
Sumitomo, Tokyo	U.S.$	640		639,733

0.09%, 1/04/16
Total Time Deposits (cost $177,054,133)				177,158,035

Treasury Bill - 3.7%
Japan Treasury Bills
Series 578
Zero Coupon, 3/28/16
(cost $172,489,340)	JPY	20,800,000		173,059,392

Total Short-Term Investments (cost $400,163,933)				401,086,080

Total Investments - 103.8% (cost $4,928,465,002) (q)				4,834,080,677
Other assets less liabilities - (3.8)%				(178,664,173)

Net Assets - 100.0%				$4,655,416,504

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	239	March 2016	$30,101,875	$30,091,594	$(10,281)
U.S. Ultra Bond (CBT) Futures	26	March 2016	4,094,641	4,125,875	31,234

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Canada 10 Yr Bond Futures	578	March 2016	$58,829,349	$58,894,428	$(65,079)
EURO Buxl 30 Yr Bnd	289	March 2016	47,692,675	47,550,311	142,364
EURO-Bobl Futures	751	March 2016	107,616,145	106,646,221	969,924
U.S. Long Bond (CBT) Futures	357	March 2016	54,824,602	54,888,750	(64,148)
U.S. T-Note 5 Yr (CBT) Futures	21	March 2016	2,490,797	2,484,727	6,070

					$1,010,084

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	724,492	USD	10,852	1/22/16	$(66,152)
Barclays Bank PLC	USD	42,849	INR	2,872,263	1/22/16	435,228
BNP Paribas SA	INR	2,138,817	USD	32,047	1/22/16	(184,731)
BNP Paribas SA	EUR	110,368	USD	120,280	1/27/16	270,841
BNP Paribas SA	USD	12,068	EUR	11,105	1/27/16	7,729
BNP Paribas SA	AUD	117,655	USD	84,472	2/05/16	(1,128,034)
Brown Brothers Harriman & Co.	NOK	20,777	USD	2,437	1/07/16	89,550
Brown Brothers Harriman & Co.	MXN	82,768	USD	5,002	1/15/16	202,843
Brown Brothers Harriman & Co.	USD	6,225	EUR	5,647	1/27/16	(84,626)
Brown Brothers Harriman & Co.	JPY	25,518,287	USD	209,226	2/10/16	(3,244,595)
Citibank, NA	MXN	93,606	USD	5,560	1/15/16	132,525
Citibank, NA	USD	12,784	GBP	8,434	1/28/16	(349,781)
Credit Suisse International	EUR	89,100	USD	97,055	1/27/16	172,536
Credit Suisse International	GBP	9,065	USD	13,481	1/27/16	116,768
Credit Suisse International	USD	13,481	EUR	12,753	1/27/16	385,861
Deutsche Bank AG	EUR	64,136	USD	67,870	1/27/16	(1,868,536)
Goldman Sachs Bank USA	TWD	335,801	USD	10,160	6/21/16	(9,897)
Goldman Sachs Bank USA	BRL	50,000	USD	10,873	1/04/17	(361,158)
HSBC Bank USA	SEK	91,921	USD	10,750	1/07/16	(139,482)
HSBC Bank USA	SGD	7,745	USD	5,435	1/08/16	(26,679)
HSBC Bank USA	CAD	174,608	USD	131,185	1/14/16	4,994,815
HSBC Bank USA	USD	22,113	CNY	144,832	1/21/16	66,018
HSBC Bank USA	GBP	288,035	USD	436,759	1/28/16	12,110,242
JPMorgan Chase Bank	EUR	11,437	USD	12,103	1/27/16	(334,042)
Royal Bank of Scotland PLC	EUR	841,170	USD	894,633	1/27/16	(20,019,017)
Royal Bank of Scotland PLC	TWD	1,417,279	USD	43,329	1/29/16	394,772
Standard Chartered Bank	BRL	138,214	USD	35,396	1/05/16	460,316
Standard Chartered Bank	USD	34,806	BRL	138,214	1/05/16	129,766
Standard Chartered Bank	SGD	220,351	USD	156,594	1/08/16	1,205,321
Standard Chartered Bank	USD	35,787	SGD	50,803	1/08/16	38,561
Standard Chartered Bank	USD	30,971	SGD	43,889	1/08/16	(21,447)
Standard Chartered Bank	CAD	19,969	USD	14,969	1/14/16	536,813
Standard Chartered Bank	MXN	1,217,906	USD	70,858	1/15/16	243,670
Standard Chartered Bank	JPY	16,514,744	USD	134,477	1/19/16	(2,967,369)
Standard Chartered Bank	USD	22,504	CNY	147,473	1/21/16	79,591
Standard Chartered Bank	USD	433	ZAR	6,117	1/21/16	(38,319)
Standard Chartered Bank	USD	13,019	GBP	8,555	1/28/16	(405,647)
Standard Chartered Bank	BRL	138,214	USD	34,437	2/02/16	(143,588)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	TWD	2,686,339	USD	81,491	6/21/16	$137,298
UBS	BRL	138,214	USD	36,909	1/05/16	1,973,135
UBS	BRL	138,214	USD	35,396	1/05/16	(460,316)
UBS	CAD	29,779	USD	22,367	1/14/16	845,146
UBS	GBP	22,684	EUR	31,905	1/27/16	1,249,183

						$(5,574,888)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Put - EUR vs. USD	EUR	1.11	1/19/16	EUR	97,000	$1,027,796	$(2,294,774)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19^	(5.00)%	3.51%		$19,478	$(1,061,552)	$236,447
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
iTraxx-Europe Crossover Series 23, 5 Year Index, 6/20/20^	5.00	3.40	EUR	13,501	959,435	(158,101)

					$(102,117)	$78,346

^	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME)	$339,200	8/08/18	1.56%	3 Month LIBOR	$(4,083,656)
Citigroup Global Markets, Inc./(CME)	145,430	8/08/23	3 Month LIBOR	2.82%	10,143,213
Citigroup Global Markets, Inc./(CME)	75,000	12/23/23	2.99%	3 Month LIBOR	(5,421,905)
Citigroup Global Markets, Inc./(CME)	38,000	1/13/24	3.07%	3 Month LIBOR	(3,490,041)
Citigroup Global Markets, Inc./(CME)	58,500	11/09/25	2.13%	3 Month LIBOR	78,150
Morgan Stanley & Co. LLC/(CME)	1,130	5/06/25	2.21%	3 Month LIBOR	(10,149)
Morgan Stanley & Co. LLC/(CME)	150	5/05/45	3 Month LIBOR	2.57%	(943)
Morgan Stanley & Co. LLC/(CME)	500	7/16/45	3 Month LIBOR	3.02%	50,598

					$(2,734,733)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Turkey Government International,
11.875%, 1/15/30, 12/20/20^	(1.00)%	2.59%	$23,100	$1,679,182	$1,451,458	$227,724
JPMorgan Chase Bank, NA:
Freeport-Mcmoran, Inc.,
3.55%, 3/01/22, 12/20/20^	(5.00)	12.70	170	41,334	43,204	(1,870)
Republic of South Africa,
5.50%, 3/09/20, 12/20/20^	(1.00)	3.25	14,302	1,430,825	1,011,595	419,230
Sale Contracts
Bank of America, NA:
Genworth Holdings, Inc.,
6.515% 5/22/18, 6/20/20^	5.00	7.03	950	(69,023)	42,357	(111,380)
Barclays Bank PLC:
Assured Guaranty Municipal Corp., 6/20/20^	5.00	3.20	950	68,782	75,647	(6,865)
CDX-CMBX.NA.BB Series 6, 5/11/63^	5.00	8.33	5,029	(215,489)	(85,960)	(129,529)
Citibank, NA:
CDX-CMBX.NA.BB Series 6, 5/11/63^	5.00	8.33	4,994	(215,377)	(88,088)	(127,289)
Federative Republic of Brazil,
4.25%, 1/07/25, 12/20/20^	1.00	4.81	18,773	(3,055,926)	(2,564,288)	(491,638)
Nabors Industries, Inc.,
6.15% 2/15/18, 6/20/20^	1.00	5.10	950	(151,606)	(114,942)	(36,664)
Safeway, Inc.,
7.25% 2/01/31, 6/20/20^	1.00	2.28	950	(52,188)	(83,802)	31,614
Staples, Inc.,
2.75% 1/12/18, 6/20/20^	1.00	1.58	950	(24,693)	(40,864)	16,171

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Weatherford International, LLC,
4.50% 4/15/22, 6/20/20^	1.00%	6.25%	$950	$(182,916)	$(89,030)	$(93,886)
Credit Suisse International:
Avon Products, Inc.,
6.50% 3/01/19, 6/20/20^	1.00	8.54	950	(246,345)	(177,565)	(68,780)
CDX-CMBX.NA.BB Series 6, 5/11/63^	5.00	8.33	6,500	(277,618)	84,658	(362,276)
Freeport-Mcmoran, Inc.,
3.55% 3/1/22, 6/20/20^	1.00	12.44	950	(328,473)	(72,769)	(255,704)
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19^	1.00	0.83	555	2,677	(6,452)	9,129
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19^	1.00	0.83	945	4,562	(12,395)	16,957
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19^	1.00	0.83	382	1,842	(4,995)	6,837
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19^	1.00	0.83	385	1,858	(5,039)	6,897
Teck Resources Ltd.,
3.15% 1/15/17, 6/20/20^	1.00	17.03	950	(437,820)	(77,368)	(360,452)
Transocean, Inc.,
7.375% 4/15/18, 6/20/20^	1.00	13.81	950	(374,872)	(216,738)	(158,134)
Goldman Sachs International:
CDX-CMBX.NA.BB Series 6, 5/11/63^	5.00	8.33	9,988	(430,754)	(165,292)	(265,462)
CDX-CMBX.NA.BB Series 6, 5/11/63^	5.00	8.33	9,989	(430,797)	(187,110)	(243,687)
JPMorgan Chase Bank, NA:
Federative Republic of Brazil,
4.25%, 1/07/25, 12/20/20^	1.00	4.81	17,972	(2,925,536)	(2,475,334)	(450,202)

				$(6,188,371)	$(3,759,112)	$(2,429,259)

^	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker			Interest Rate		Maturity	U.S. $ Value at December 31, 2015
Barclays Capital Inc.†	1,928	GBP	(1.00	)%*	—	$2,838,562
Barclays Capital Inc.†	631	USD	(1.00	)%*	—	630,137
ING Financial Markets LLC†	1,463	USD	(2.50	)%*	—	1,459,961
ING Financial Markets LLC†	1,415	USD	(2.50	)%*	—	1,412,592

						$6,341,252

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2015
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements in relation to the reverse repurchase agreements in relation to the reverse repurchase agreements on the Statement of Assets and Liabilities is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Investment Grade	$3,502,690	$	– 0	–	$	– 0	–	$	– 0	–	$3,502,690
Corporates - Non-Investment Grade	2,838,562		– 0	–		– 0	–		– 0	–	2,838,562

Total	$6,341,252	$	– 0	–	$	– 0	–	$	– 0	–	$6,341,252

**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $1,703,505,642 or 36.6% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest rate was in effect at December 31, 2015.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2015.
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of December 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Golden Energy Offshore Services AS
8.41%, 5/28/17	5/28/14	$3,279,520	$1,396,267	0.03%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/28/11	3,886,876	113,090	0.00%

(h)	Fair valued by the Adviser.
(i)	Illiquid security.
(j)	Variable rate coupon, rate shown as of December 31, 2015.
(k)	Non-income producing security.

(l)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(m)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$18,626,000	$20,030,820	0.43%

(n)	One contract relates to 1 share.
(o)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(q)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,281,269 and gross unrealized depreciation of investments was $(159,665,594), resulting in net unrealized depreciation of $(94,384,325).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Country Breakdown*

December 31, 2015 (unaudited)

40.1%	United States
8.9%	United Kingdom
7.3%	Japan
4.9%	Germany
4.2%	Netherlands
4.1%	Canada
3.5%	Italy
2.9%	Ireland
2.4%	Mexico
2.1%	Australia
2.1%	France
1.3%	Spain
1.2%	Brazil
6.7%	Other
8.3%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Belgium, Bermuda, Chile, China, Colombia, Denmark, Dominican Republic, Euro Zone, Ghana, Guatemala, India, Indonesia, Kenya, Morocco, New Zealand, Norway, Peru, Portugal, Singapore, South Africa, Sweden and Switzerland.

AB Global Bond Fund, Inc.

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level

2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$2,240,055,051		$	– 0	–	$2,240,055,051
Corporates - Investment Grade		– 0	–	952,583,733			– 0	–	952,583,733
Collateralized Mortgage Obligations		– 0	–	– 0	–		197,772,698		197,772,698
Corporates - Non-Investment Grade		– 0	–	186,039,354			1,396,267		187,435,621
Commercial Mortgage-Backed Securities		– 0	–	88,166,090			79,750,123		167,916,213
Covered Bonds		– 0	–	121,878,790			– 0	–	121,878,790
Governments - Sovereign Agencies		– 0	–	104,135,591			– 0	–	104,135,591
Mortgage Pass-Throughs		– 0	–	82,749,329			– 0	–	82,749,329
Local Governments - Provincial Bonds		– 0	–	79,929,862			– 0	–	79,929,862
Inflation-Linked Securities		– 0	–	79,795,642			– 0	–	79,795,642
Whole Loan Trusts		– 0	–	– 0	–		39,663,397		39,663,397
Local Governments - Municipal Bonds		– 0	–	36,322,964			– 0	–	36,322,964
Quasi-Sovereigns		– 0	–	34,370,300			– 0	–	34,370,300
Emerging Markets - Corporate Bonds		– 0	–	25,307,028			– 0	–	25,307,028
Common Stocks		– 0	–	– 0 –			20,890,335		20,890,335
Governments - Sovereign Bonds		– 0	–	15,346,377			– 0	–	15,346,377
Asset-Backed Securities		– 0	–	4,973,619			9,153,279		14,126,898
Emerging Markets - Sovereigns		– 0	–	11,168,088			– 0	–	11,168,088
Preferred Stocks		10,316,481		– 0	–		– 0	–	10,316,481
Options Purchased - Puts		– 0	–	4,593,806			– 0	–	4,593,806
Bank Loans		– 0	–	– 0	–		4,564,076		4,564,076
Investment Companies		– 0	–	– 0	–		1,525,578		1,525,578
Agencies		– 0	–	546,739			– 0	–	546,739
Short-Term Investments:
Time Deposits		– 0	–	177,158,035			– 0	–	177,158,035
Treasury Bills		– 0	–	173,059,392			– 0	–	173,059,392
Investment Companies		37,821,772		– 0	–		– 0	–	37,821,772
Corporates - Investment Grade		– 0	–	13,046,881			– 0	–	13,046,881

Total Investments in Securities		48,138,253		4,431,226,671			354,715,753		4,834,080,677
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	734,559			– 0	–	734,559
Centrally Cleared Credit Default Swaps		– 0	–	236,447			– 0	–	236,447
Centrally Cleared Interest Rate Swaps		– 0	–	10,271,961			– 0	–	10,271,961
Futures		1,149,592		– 0	–		– 0	–	1,149,592
Forward Currency Exchange Contracts		– 0	–	26,278,528			– 0	–	26,278,528
Liabilities
Credit Default Swaps		– 0	–	(3,163,818)			– 0	–	(3,163,818)
Centrally Cleared Credit Default Swaps		– 0	–	(158,101)			– 0	–	(158,101)
Centrally Cleared Interest Rate Swaps		– 0	–	(13,006,694)			– 0	–	(13,006,694)
Futures		(139,508)		– 0	–		– 0	–	(139,508)
Forward Currency Exchange Contracts		– 0	–	(31,853,416)			– 0	–	(31,853,416)
Currency Options Written		– 0	–	(2,294,774)			– 0	–	(2,294,774)

Total^		$49,148,337		$4,418,271,363			$354,715,753		$4,822,135,453

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Corporates - Non- Investment Grade		Commercial Mortgage-Backed Securities		Whole Loan Trusts
Balance as of 9/30/15	$203,564,870		$736,773		$45,512,708		$32,794,033
Accrued discounts/(premiums)	103,999		176,531		10,749		5,555
Realized gain (loss)	24,496		(21,641)		5,015		(105,582)
Change in unrealized appreciation/depreciation	(2,037,367)		(113,004)		(1,570,936)		(722,738)
Purchases	11,689,311		664,002		36,776,601		10,923,306
Sales/Paydowns	(15,572,611)		(46,394)		(984,014)		(3,231,177)
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 12/31/15	$197,772,698		$1,396,267		$79,750,123		$39,663,397

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(1,617,702)		$(113,004)		$(1,570,937)		$(722,806)

	Common Stocks		Asset-Backed Securities		Bank Loans		Investment Companies
Balance as of 9/30/15	$20,243,118		$6,720,124		$10,515,737		$4,631,269
Accrued discounts/(premiums)	– 0	–	– 0	–	1,514		– 0	–
Realized gain (loss)	– 0	–	– 0	–	81		(561,317)
Change in unrealized appreciation/depreciation	647,217		(209,294)		(236,931)		420,594
Purchases	– 0	–	– 0	–	– 0	–	– 0	–
Sales/Paydowns	– 0	–	(93,900)		(2,979,976)		(2,964,968)
Reclassification	– 0	–	2,736,349		(2,736,349)		– 0	–
Transfers into Level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 12/31/15	$20,890,335		$9,153,279		$4,564,076		$1,525,578

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$647,216		$(209,294)		$(240,614)		$(43,026)

	Total
Balance as of 9/30/15	$324,718,632
Accrued discounts/(premiums)	298,348
Realized gain (loss)	(658,948)
Change in unrealized appreciation/depreciation	(3,822,459)
Purchases	60,053,220
Sales/Paydowns	(25,873,040)
Reclassification	– 0	–
Transfers into Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 12/31/15	$354,715,753

Net change in unrealized appreciation/depreciation from investments held as of 12/31/15	$(3,870,167)

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at December 31, 2015. Securities priced (i) at net asset value, (ii) by third party vendors, or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2015	Valuation Technique	Unobservable Input	Range / Weighted Average
Whole Loan Trusts	$12,350,952	Projected Cashflow	Level Yield	10.23%/N/A
	$5,786,010	Market Approach	Underlying NAV of the Collateral	$104.60/ N/A
	$4,369,253	Projected Cashflow	Level Yield	13.45%/ N/A
	$2,308,241	Projected Cashflow	Internal Rate of Return	5.90%/ N/A
	$1,169,452	Discounted Cashflow	Level Yield	97.03%/ N/A
	$427,027	Projected Cashflow	Internal Rate of Return	9.97%/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2016